Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary Of Assets And Liabilities Measured At Fair Value
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 by level within the fair value hierarchy:
March 31, 2022:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets — Investments held in Trust Account:
Mutual funds (1)	$58,087,513	$—	$—
Liabilities:
Derivative warrant liabilities — Private	$—	$—	$52,500

(1)	Excludes $16 of cash balance held within the Trust Account
December 31, 2021:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets — Investments held in Trust Account:
Mutual funds	$12,076	$—	$—
U.S. Treasury Securities	$58,073,257	$—	$—
Liabilities:
Derivative warrant liabilities — Private	$—	$—	$49,660

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets — Investments held in Trust Account:
Mutual funds	$12,076	$—	$—
U.S. Treasury Securities	$58,073,257	$—	$—
Liabilities:
Derivative warrant liabilities — Private	$—	$—	$49,660

Summary Of Quantitative Information Regarding Level 3 Fair Value Measurements
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of March 31, 2022	As of December 31, 2021
Volatility	4.8%	7.2%
Stock price	$10.08	$10.01
Expected life of the options to convert	5.3	5.5
Risk-free rate	2.42%	1.31%
Dividend yield	0.0%	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of February 2, 2021	As of December 31, 2021
Volatility	24.1%	7.2%
Stock price	$9.36	$10.01
Expected life of the options to convert	5.92	5.5
Risk-free rate	0.57%	1.31%
Dividend yield	0.0%	0.0%

Summary Of Derivative Warrant Liabilities
The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three months ended March 31, 2022 and 2022, are summarized as follows:

Level 3—Derivative warrant liabilities at December 31, 2020	$—
Issuance of Private Warrants	159,560
Change in fair value of derivative warrant liabilities	49,160

Level 3—Derivative warrant liabilities at March 31, 2021	$208,720

Level 3—Derivative warrant liabilities at January 1, 2022	$49,650
Change in fair value of derivative warrant liabilities	2,850

Level 3—Derivative warrant liabilities at March 31, 2022	$52,500

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2021 is summarized as follows:

Level 3 — Derivative warrant liabilities at January 1, 2021	$—
Issuance of Private Warrants	159,560
Change in fair value of derivative warrant liabilities	(109,900)

Level 3 — Derivative warrant liabilities at December 31, 2021	$49,660